Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 101,737	R$ 229,745
Cash equivalents
Bank Deposit Certificate - CDB	352,971	2,750,776
Repurchase agreements	210,443	2,235
Time Deposit - TD (a)	2,616	91,043
Others	581	0
Cash and cash equivalents	R$ 668,348	R$ 3,073,799	R$ 3,064,815	R$ 1,647,880
Effective interest rate p.a., Bank Deposit Certificate - CDB	101.80%
Effective interest rate p.a., Debentures	88.00%
Effective interest rate, short-term exclusive time deposit, classified as cash equivalent	0.40%
Effective interest rate p.a., Exclusive investment funds	10.40%